Operating costs and expenses (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Operating costs	R$ (3,975,427)	R$ (3,653,723)
Selling expenses	(210,087)	(225,657)
Bad debt expense, net of recoveries	190,518	162,805
Administrative expenses	(538,138)	(284,679)
Operating costs and expenses	(4,914,170)	(4,326,864)
Salaries Payroll Charges And Benefits [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(505,690)	(583,855)
Selling expenses	(62,115)	(70,517)
Administrative expenses	(112,499)	(55,142)
Operating costs and expenses	(680,304)	(709,514)
Pension Obligations [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(5,810)	(1,656)
Selling expenses	(840)	(185)
Administrative expenses	(21,486)	(32,822)
Operating costs and expenses	(28,136)	(34,663)
Construction Costs [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(1,306,723)	(1,153,015)
Operating costs and expenses	(1,306,723)	(1,153,015)
General Supplies [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(113,440)	(85,831)
Selling expenses	(1,859)	(1,067)
Administrative expenses	24,510	(601)
Operating costs and expenses	(90,789)	(87,499)
Treatment Supplies [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(141,370)	(164,899)
Operating costs and expenses	(141,370)	(164,899)
Outside Services [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(504,745)	(435,484)
Selling expenses	(101,066)	(109,177)
Administrative expenses	(77,011)	(80,267)
Operating costs and expenses	(682,822)	(624,928)
Electricity One [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(393,822)	(395,026)
Selling expenses	(210)	(191)
Administrative expenses	(372)	(583)
Operating costs and expenses	(394,404)	(395,800)
General Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(283,516)	(227,169)
Selling expenses	(26,628)	(27,626)
Administrative expenses	(294,810)	(60,011)
Operating costs and expenses	(604,954)	(314,806)
Depreciation And Amortization [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(720,311)	(606,788)
Selling expenses	(17,369)	(16,894)
Administrative expenses	(36,105)	(33,463)
Operating costs and expenses	(773,785)	(657,145)
Bad Debt Expense Net Of Recoveries [Member]
IfrsStatementLineItems [Line Items]
Bad debt expense, net of recoveries	(190,518)	(162,805)
Operating costs and expenses	(190,518)	(162,805)
Tax Expense [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses	(20,365)	(21,790)
Operating costs and expenses	R$ (20,365)	R$ (21,790)